Income Tax Expense - Major Components of Income Tax Expense (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income tax expense	¥ (1,846,584)	¥ (926,999)	¥ (466,669)
Deferred tax benefit
Origination and reversal of temporary differences	487,306	288,019	67,921
Previously unrecognized temporary differences			70,180
Changes in tax rates	8,568	32	18,558
Total deferred tax benefit	495,874	288,051	156,659
Total income tax expense	¥ (1,350,710)	¥ (638,948)	¥ (310,010)